FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Advisors LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11214

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:


/s/ Douglas Troob
----------------------
(Signature)

White Plains, New York
----------------------
(City, State)

August 10, 2006
----------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $ 48,722 (thousands)

List of Other Included Managers:

(1)      Coast Asset Management, LP
(2)      Partners Group Alternative Strategies PCC Limited

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                                                             FORM 13F
                                       Name of Reporting Manager:        Troob Capital Advisors LLC     (SEC USE ONLY)
QTR ENDED: 6/30/06
                                       Name of Other Included Manager:  1=Coast Asset Management, LP
                                                                        2=Partners Group Alternative Strategies PCC Limited

Item 1:                        Item 2:    Item3:    Item 4:    Item 5:             Item 6:   Item 7:           Item 8:
Name of Issuer             Title of Class CUSIP     Fair       Shares or          Investment Other         Voting Authority
                                                    Market     Principal Sh/ Put/ Discretion Managers
                                                    Value      Amount    Prn Call                     (a) Sole (b) Shared  (c) None
                                                    (x $1000)

Constar International Inc
  New                      COM            21036U107   374       97,454   SH         SHARED     1                 97,454
NationsHealth Inc          COM            63860C100   241       77,662   SH         SHARED     1                 77,662
Paxar Corp                 COM            704227107   730       35,491   SH         SHARED     1                 35,491
Agnico-Eagle Mines LTD     COM            008474108    78          746   SH         SHARED     2                    746
AMR Corp                   COM            001765956 2,800       84,650   SH  Put    SHARED     2                 84,650
BE Aerospace, Inc.         COM            073302101 9,005      393,914   SH         SHARED     2                393,914
Citizens Comm              COM            17453B951    10          264   SH  Put    SHARED     2                    264
Constar International Inc
  New                      COM            21036U107   656      170,929   SH         SHARED     2                170,929
Crown Holdings Inc         COM            228368910   183        3,050   SH  Call   SHARED     2                  3,050
Crown Holdings Inc         COM            228368910 5,782      371,345   SH  Call   SHARED     2                371,345
Exide Technologies         COM New        302051206   940      219,700   SH         SHARED     2                219,700
Grey Wolf Inc              COM            397888108 3,669      476,500   SH         SHARED     2                476,500
Ishares Trust              Russell 2000   464287955   287        2,667   SH  Put    SHARED     2                  2,667
Ishares Trust              Russell 2000   464287955   962        5,923   SH  Put    SHARED     2                  5,923
Kinross Gold Corporation   COM NO PAR     496902404 2,100      192,450   SH         SHARED     2                192,450
NationsHealth Inc          COM            63860C100   451      145,599   SH         SHARED     2                145,599
NationsHealth Warrants     W EXP 8/24/07  63860C118    13       30,513   SH         SHARED     2                 30,513
Patterson                  COM            703481951    59          296   SH  Put    SHARED     2                    296
Paxar Corp                 COM            704227107 6,392      310,750   SH         SHARED     2                310,750
Rite Aid Corporation       COM            767754104 3,853      908,700   SH         SHARED     2                908,700
Six Flags Inc              COM            83001P109 1,585      281,950   SH         SHARED     2                281,950
United Rentals             COM            9113639I0   164        1,308   SH  Call   SHARED     2                  1,308
United Rentals Inc         COM            911363109 7,452      233,019   SH         SHARED     2                233,019
Walgreen                   COM            931422909   305          791   SH  Call   SHARED     2                    791
Walgreen                   COM            931422909   178          791   SH  Call   SHARED     2                    791
Weyerhaeuser Co            COM            962166904   453        1,741   SH  Call   SHARED     2                  1,741


                                     Value Total:  48,722

                                    Entry Total:      26
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